Balances and transactions with related parties: Compensation of key personnel (Details) - Key Management - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Related parties:
Short term salaries and other benefits paid to key personnel (Note 17.17)	$ 122,271	$ 137,272	$ 109,747
Fees paid to the Board of Directors and Committees	$ 8,144	$ 8,571	$ 9,146